UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2007
                                                 --------------------

Check here if Amendment [ ]; Amendment Number:
                                                 -------------

     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:  Pacific Alternative Asset Management Company, LLC
       -------------------------------------------------

       -------------------------------------------------

Form 13F File Number:  28-          12309
                                -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patricia Watters
       -------------------------
Title: Chief Operating Officer
       -------------------------
Phone: (949) 261-4900
       -------------------------

Signature, Place, and Date of Signing:

   /s/ Patricia Watters              Irvine, CA              November 14, 2007
-------------------------         ----------------        ---------------------
        [Signature]                [City, State]                  [Date]

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

  Form 13F File Number  Name

  28-    06193          Bogle Investment Management, L.P.

  28-    10617          PilotRock Investment Partners GP, LLC

        ----------      -------------------------------------

  28-    00861          J.&W. Seligman & Co. Incorporated

  28-    10078          Karsch Capital Management, LP
        ----------      -------------------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      3
                                                ------------------

Form 13F Information Table Entry Total:                96
                                                ------------------

Form 13F Information Table Value Total:              91,562
                                                ------------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


  No.  Form 13F File Number     Name
  1    28-06193                 Bogle Investment Management, L.P.
  2    28-10617                 PilotRock Investment Partners GP, LLC
  3    28-00861                 J.&W. Seligman & Co. Incorporated

COLUMN 1                        COLUMN 2    COLUMN 3   COLUMN 4                 COLUMN 5  COLUMN 6    COLUMN 7   COLUMN 8

                                                                                                                    VOTING
                                                                                                                 AUTHORIZATION
                                 TITLE                                SHRS OR   SH/PUT/
NAME OF ISSUER                   OF         CUSIP      VALUE (x1000)  PRN       PRN       INVESTMENT  OTHER
                                 CLASS                                AMT       CALL      DISCRETION  MANAGERS

                                                                                                                SOLE  SHARED  NONE
ADOBE SYS INC                   COM         00724F101   2,161.17       49,500    SH       SHARED      3                49,500
AMERICAN EXPRESS CO             COM         025816109     558.08        9,400    SH       SHARED                        9,400
AMERISOURCEBERGEN CORP          COM         03073E105   1,624.94       35,847    SH       SHARED      1, 3             35,847
ANDREW CORP                     COM         034425108   4,664.01      336,752    SH       SHARED      2               336,752
ARCHER DANIELS MIDLAND CO       COM         039483102     310.95        9,400    SH       SHARED                        9,400
ARROW ELECTRS INC               COM         042735100     569.76       13,400    SH       SHARED      3                13,400
BANK OF AMERICA CORPORATION     COM         060505104     326.76        6,500    SH       SHARED                        6,500
BAXTER INTL INC                 COM         071813109   1,435.00       25,500    SH       SHARED      3                25,500
BLACK & DECKER MFG              COM         091797100     224.91        2,700    SH       SHARED                        2,700
BRINKER INTL INC                COM         109641100   1,032.90       37,642    SH       SHARED      1                37,642
BRUNSWICK CORP                  COM         117043109     956.62       41,847    SH       SHARED      1                41,847
BURLINGTON NORTHW SANTA FE C    COM         12189T104     389.62        4,800    SH       SHARED                        4,800
CAMPBELL SOUP CO                COM         134429109     266.40        7,200    SH       SHARED                        7,200
CAPITAL ONE FINL CORP           COM         14040H105     259.08        3,900    SH       SHARED                        3,900
CARDINAL HEALTH INC             COM         14149Y108   1,188.07       19,000    SH       SHARED                       19,000
CATERPILLAR INC DEL             COM         149123101   1,139.51       14,529    SH       SHARED      1                14,529
CEPHALON INC                    COM         156708109   2,703.22       37,000    SH       SHARED      3                37,000
CHECK POINT SOFTWARE TECH LT    ORD         M22465104   3,902.90      155,000    SH       SHARED      3               155,000
CITIGROUP INC                   COM         172967101     308.02        6,600    SH       SHARED                        6,600
CLOROX CO    DEL                COM         189054109     359.84        5,900    SH       SHARED                        5,900
COGNOS INC                      COM         19244C109   1,453.55       35,000    SH       SHARED      3                35,000

COLUMN 1                        COLUMN 2    COLUMN 3   COLUMN 4                 COLUMN 5  COLUMN 6    COLUMN 7   COLUMN 8

                                                                                                                    VOTING
                                                                                                                 AUTHORIZATION
                                 TITLE                                SHRS OR   SH/PUT/
NAME OF ISSUER                   OF         CUSIP      VALUE (x1000)  PRN       PRN       INVESTMENT  OTHER
                                 CLASS                                AMT       CALL      DISCRETION  MANAGERS

                                                                                                                SOLE  SHARED  NONE
COMCAST CORP NEW                CL A SPL    20030N200     378.57       15,800    SH       SHARED                       15,800
COMERICA INC                    COM         200340107     487.16        9,500    SH       SHARED                        9,500
CON-WAY INC                     COM         205944101     673.21       14,635    SH       SHARED      1                14,635
COOPER INDS LTD                 CL A        G24182100     260.56        5,100    SH       SHARED                        5,100
DELL INC                        COM         24702R101     270.48        9,800    SH       SHARED                        9,800
DOMINION RES INC VA NEW         COM         25746U109     767.13        9,100    SH       SHARED                        9,100
DOW CHEM CO                     COM         260543103     684.65       15,900    SH       SHARED                       15,900
DU PONT E I DE NEMOURS & CO     COM         263534109     485.69        9,800    SH       SHARED                        9,800
ELECTRONIC DATA SYS CORP NEW    COM         285661104     972.82       44,543    SH       SHARED      1                44,543
ENSCO INTL INC                  COM         26874Q100     274.89        4,900    SH       SHARED                        4,900
EOG RES INC                     COM         26875P101     658.20        9,100    SH       SHARED                        9,100
EXPEDITORS INTL WASH INC        COM         302130109     231.77        4,900    SH       SHARED                        4,900
FEDERAL NATL MTG ASSN           COM         313586109     899.99       14,800    SH       SHARED                       14,800
FEDEX CORP                      COM         31428X106     324.73        3,100    SH       SHARED                        3,100
FIFTH THIRD BANCORP             COM         316773100     227.00        6,700    SH       SHARED                        6,700
FRANKLIN RES INC                COM         354613101     331.50        2,600    SH       SHARED                        2,600
GANNETT CO INC                  COM         364730101     441.37       10,100    SH       SHARED                       10,100
GENZYME CORP                    COM         372917104   1,338.34       21,600    SH       SHARED                       21,600
HARLEY DAVIDSON INC             COM         412822108     591.49       12,800    SH       SHARED                       12,800
HASBRO INC                      COM         418056107   1,108.06       39,744    SH       SHARED      1                39,744
HEALTH NET INC                  COM         42222G108     281.06        5,200    SH       SHARED                        5,200
HEINZ H J CO                    COM         423074103     406.56        8,800    SH       SHARED                        8,800
HOME DEPOT INC                  COM         437076102     681.24       21,000    SH       SHARED                       21,000

COLUMN 1                        COLUMN 2    COLUMN 3   COLUMN 4                 COLUMN 5  COLUMN 6    COLUMN 7   COLUMN 8

                                                                                                                    VOTING
                                                                                                                 AUTHORIZATION
                                 TITLE                                SHRS OR   SH/PUT/
NAME OF ISSUER                   OF         CUSIP      VALUE (x1000)  PRN       PRN       INVESTMENT  OTHER
                                 CLASS                                AMT       CALL      DISCRETION  MANAGERS

                                                                                                                SOLE  SHARED  NONE
INGERSOLL-RAND COMPANY LTD      CL A        G4776G101     359.50        6,600    SH       SHARED                        6,600
INTERNATIONAL BUSINESS MACHS    COM         459200101     435.74        3,699    SH       SHARED                        3,699
INTERNATIONAL FLAVORS & FRAGRA  COM         459506101     253.73        4,800    SH       SHARED                        4,800
INTUIT                          COM         461202103   1,155.61       38,139    SH       SHARED      1                38,139
KLA-TENCOR CORP                 COM         482480100   4,663.21       83,600    SH       SHARED      3                83,600
KOHLS CORP                      COM         500255104     349.71        6,100    SH       SHARED                        6,100
LABORATORY CORP AMER HLDGS      COM NEW     50540R409     555.43        7,100    SH       SHARED                        7,100
LENNAR CORP                     CL A        526057104     371.46       16,400    SH       SHARED                       16,400
LONGS DRUG STORES CORP          COM         543162101     938.86       18,902    SH       SHARED      1                18,902
MANOR CARE INC NEW              COM         564055101     347.76        5,400    SH       SHARED                        5,400
MARATHON OIL CORP               COM         565849106     632.92       11,100    SH       SHARED                       11,100
MARSH & MCLENNAN COS INC        COM         571748102     257.55       10,100    SH       SHARED                       10,100
MASCO CORP                      COM         574599106     433.28       18,700    SH       SHARED                       18,700
MAXIM INTEGRATED PRODS INC      COM         57772K101   2,996.64      102,100    SH       SHARED      3               102,100
MCKESSON CORP                   COM         58155Q103   1,943.83       33,064    SH       SHARED      1, 3             33,064
MERRILL LYNCH & CO INC          COM         590188108   3,541.33       49,682    SH       SHARED      1                49,682
MORGAN STANLEY                  COM NEW     617446448   1,092.99       17,349    SH       SHARED      1                17,349
NABORS INDUSTRIES LTD           SHS         G6359F103     218.47        7,100    SH       SHARED                        7,100
NEWMONT MINING CORP             COM         651639106     474.14       10,600    SH       SHARED                       10,600
NORTEL NETWORKS CORP NEW        COM NEW     656568508     196.97       11,600    SH       SHARED                       11,600

COLUMN 1                        COLUMN 2    COLUMN 3   COLUMN 4                 COLUMN 5  COLUMN 6    COLUMN 7   COLUMN 8

                                                                                                                    VOTING
                                                                                                                 AUTHORIZATION
                                 TITLE                                SHRS OR   SH/PUT/
NAME OF ISSUER                   OF         CUSIP      VALUE (x1000)  PRN       PRN       INVESTMENT  OTHER
                                 CLASS                                AMT       CALL      DISCRETION  MANAGERS

                                                                                                                SOLE  SHARED  NONE
NORTHROP GRUMMAN CORP           COM         666807102     717.60        9,200    SH       SHARED                        9,200
NOVELLUS SYS INC                COM         670008101     348.93       12,800    SH       SHARED                       12,800
NUVEEN INVTS INC                CL A        67090F106     272.54        4,400    SH       SHARED                        4,400
OMNICOM GROUP INC               COM         681919106     615.55       12,800    SH       SHARED                       12,800
PACCAR INC                      COM         693718108     468.88        5,500    SH       SHARED                        5,500
PAYCHEX INC                     COM         704326107     442.80       10,800    SH       SHARED                       10,800
PENNEY J C INC                  COM         708160106   1,242.05       19,600    SH       SHARED                       19,600
PIONEER NAT RES CO              COM         723787107     427.31        9,500    SH       SHARED                        9,500
PNC FINL SVCS GROUP             COM         693475105     810.39       11,900    SH       SHARED                       11,900
POLYCOM INC                     COM         73172K104     357.24       13,300    SH       SHARED                       13,300
POWERWAVE TECHNOLOGIES INC      COM         739363109      73.30       11,900    SH       SHARED                       11,900
PPL CORP                        COM         69351T106   1,041.75       22,500    SH       SHARED                       22,500
RADIOSHACK CORP                 COM         750438103     268.58       13,000    SH       SHARED                       13,000
ROHM & HAAS CO                  COM         775371107     462.06        8,300    SH       SHARED                        8,300
ROWAN COS INC                   COM         779382100     464.57       12,700    SH       SHARED                       12,700
SPDR TR                         UNIT SER 1  78462F103   4,834.96       31,688    SH       SHARED                       31,688
ST JUDE MED INC                 COM         790849103   1,549.06       35,150    SH       SHARED      3                35,150
SUN INC                         COM         86764P109   4,584.21       64,767    SH       SHARED      1, 2             64,767
SUNTRUST BKS INC                COM         867914103     802.10       10,600    SH       SHARED                       10,600
SUPERVALU INC                   COM         868536103     698.28       17,900    SH       SHARED                       17,900
TARGET CORP                     COM         87612E106     247.92        3,900    SH       SHARED                        3,900
TIDEWATER INC                   COM         886423102   1,131.12       18,000    SH       SHARED                       18,000
TJX COS INC NEW                 COM         872540109     284.89        9,800    SH       SHARED                        9,800

COLUMN 1                        COLUMN 2    COLUMN 3   COLUMN 4                 COLUMN 5  COLUMN 6    COLUMN 7   COLUMN 8

                                                                                                                    VOTING
                                                                                                                 AUTHORIZATION
                                 TITLE                                SHRS OR   SH/PUT/
NAME OF ISSUER                   OF         CUSIP      VALUE (x1000)  PRN       PRN       INVESTMENT  OTHER
                                 CLASS                                AMT       CALL      DISCRETION  MANAGERS

                                                                                                                SOLE  SHARED  NONE
UNILEVER N V                    NY SHS NEW  904784709     314.67       10,200    SH       SHARED                       10,200
UNION PAC CORP                  COM         907818108     463.55        4,100    SH       SHARED                        4,100
UNITEDHEALTH GROUP INC          COM         91324P102   1,811.28       37,400    SH       SHARED      3                37,400
UST INC                         COM         902911106     610.08       12,300    SH       SHARED                       12,300
VALERO ENERGY CORP NEW          COM         91913Y100   1,115.19       16,600    SH       SHARED                       16,600
VERTEX PHARMACEUTICALS INC      COM         92532F100     933.36       24,300    SH       SHARED      3                24,300
WALMART STORES INC              COM         931142103   1,174.19       26,900    SH       SHARED                       26,900
WHIRLPOOL CORP                  COM         963320106     623.70        7,000    SH       SHARED                        7,000
WYETH                           COM         983024100   2,539.40       57,000    SH       SHARED      3                57,000
